PROVISIONS AND CONTINGENT LIABILITIES - Possible losses paragraphs (Details)			12 Months Ended
	Jan. 29, 2018 BRL (R$)	Nov. 07, 2008 BRL (R$)	Dec. 31, 2021 BRL (R$) lawsuit person	Dec. 31, 2020 BRL (R$)	Oct. 26, 2021 BRL (R$)
Contingent liabilities
Estimate loss or value involved in the legal proceeding			R$ 58,742,688,000	R$ 48,157,994,000
Interest rate (as a percent)			6.00%
Civil
Contingent liabilities
Estimate loss or value involved in the legal proceeding			R$ 46,513,692,000	34,839,649,000
Compulsory Loan - monetary correction criteria
Contingent liabilities
Estimate loss or value involved in the legal proceeding			12,077,894,000	11,458,690,000
Estimate loss or value involved in the legal proceeding, before update			587,894,000	529,833,000
Inclusion of compulsory credits not foreseen in the initial demand - Gerdau Case
Contingent liabilities
Estimate loss or value involved in the legal proceeding				1,800,000,000
Estimate loss or value involved in the legal proceeding, before update				1,400,000,000
Collection of obligations from Banco KfW
Contingent liabilities
Estimate loss or value involved in the legal proceeding			681,000,000
Chefs ordinary action for material damages
Contingent liabilities
Estimate loss or value involved in the legal proceeding			512,152,000	512,152,000
Amount of indemnification of material damages			243,067,000
Condemnatory sentence amount	R$ 432,313,000
Void order - AES Sul Distribuidora Gacha de Energia SA
Contingent liabilities
Estimate loss or value involved in the legal proceeding					R$ 451,894,000
Estimate loss or value involved in the legal proceeding, before update				86,000,000
Condemnatory sentence amount		R$ 110,000,000
Environmental damage to fishermen
Contingent liabilities
Estimate loss or value involved in the legal proceeding			R$ 624,777,000	559,699,000
Number of lawsuit | lawsuit			2
Number of experts | person			2
Environmental damage to fishermen against the Company
Contingent liabilities
Amount sought			R$ 368,548,000
Environmental damage to fishermen against Chesf
Contingent liabilities
Amount sought			309,114,000
Nullity of the trade union agreement
Contingent liabilities
Estimate loss or value involved in the legal proceeding			1,000,000,000	3,732,691,000
Amount sought			1,000,000,000
Tax
Contingent liabilities
Estimate loss or value involved in the legal proceeding			8,755,786,000	8,818,294,000
Insufficient collection or declaration for PIS/COFINS
Contingent liabilities
Estimate loss or value involved in the legal proceeding			1,551,613,000	1,282,226,000
Irregularities in the determination of IRPJ and CSLL
Contingent liabilities
Estimate loss or value involved in the legal proceeding			1,774,328,000	1,903,685,000
Tax Enforcement filed by the Federal Government for the collection of tax credits
Contingent liabilities
Estimate loss or value involved in the legal proceeding			756,706,000	818,334,000
Tax assessment notice related to the use of expenses incurred in 2000
Contingent liabilities
Estimate loss or value involved in the legal proceeding			832,589,000	815,434,000
Tax assessment notice on the RBNI surplus indemnity parcel
Contingent liabilities
Estimate loss or value involved in the legal proceeding			602,748,000	575,998,000
Labor
Contingent liabilities
Estimate loss or value involved in the legal proceeding			3,473,210,000	4,500,051,000
Union of Engineers of the State of RJ
Contingent liabilities
Estimate loss or value involved in the legal proceeding			359,671,000
Amount sought			R$ 0	574,020,000
Month to month rate claimed			26.05%
Chesf's contingent liability for collection of alleged losses to final consumers
Contingent liabilities
Estimate loss or value involved in the legal proceeding			R$ 1,470,885,000	1,470,885,000
Suspension request period			6 months
Administrative process - IRPJ and CSLL assessment
Contingent liabilities
Estimate loss or value involved in the legal proceeding			R$ 0	R$ 507,989,000